ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                         LAW AND REGULATION DEPARTMENT
                          3100 SANDERS ROAD, SUITE J5B
                           NORTHBROOK, ILLINOIS 60062

ANGELA M. KING                                      DIRECT DIAL: 847 402-9237
ASSISTANT COUNSEL                                   FACSMILE: 847 402-3781


May 3, 2004


BY EDGAR

Securities and Exchange Commission
450 Fifth Street
Washington, D.C.  20549

Re:      Allstate Life of New York Separate Account A
         Post-Effective Amendment No. 7 to Form N-4 Registration Statement File Nos. 333-61698 and 811-07467
         CIK No.  0000948255
         Rule 497 Filing

Commissioners:

On behalf of Allstate Life Insurance Company of New York ("the Company"), and Allstate Life of New York Separate Account A ("the Account"), we are transmitting for filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of the Prospectuses and Statements of Additional Information for the variable annuity contracts offered by the Company through the Account that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in post-effective amendment no. 7 ("Amendment") to the above-referenced registration statement for the Account. That Amendment was filed electronically with the Commission on April 20, 2004.

Please direct any question or comment to me at the number above.


Very truly yours,

/s/ ANGELA M. KING
----------------------------
Angela M. King